Short-Term Debt	12 Months Ended
Dec. 31, 2015
Short-Term Debt [Abstract]
Short-Term Debt
Note 9.	Short-Term Debt

Short-term debt consists of Federal Home Loan Bank advances that have original maturities of 12 months or less, short-term secured borrowings associated with the sale of government guaranteed loans and federal funds purchased and securities sold under agreements to repurchase, which generally mature within one to four days from the transaction date. Additional information at December 31, 2015 and 2014 and for the periods then ended is summarized below:

	2015	2014

Outstanding balance at December 31	$-	$-
Year-end weighted average rate	-%	-%
Daily average outstanding during the year	$304	$1,583
Average rate for the year	.99%	1.20%
Maximum outstanding at any month-end during the year	$110,917	$78,000

Lines of Credit

The Company has established various credit facilities to provide additional liquidity if and as needed.  These include unsecured lines of credit with correspondent banks totaling $35,500,000 and a secured line of credit with the Federal Home Loan Bank of Atlanta of approximately $9,127,000.  At December 31, 2015, there were no amounts outstanding on the unsecured lines with correspondent banks.   Advances due to the Federal Home Loan Bank of Atlanta on the secured line of credit at December 31, 2015 and 2014 amounted to $2,750,000 and $6,250,000, respectively.